DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

16.                   DERIVATIVE FINANCIAL INSTRUMENTS

Mortgage loan commitments

The Bank enters into commitments to originate mortgage loans for sale and uses forward commitments to sell such loans, both of which represent derivative instruments. These instruments involve both credit and market risk.

Commitments to originate loans require the Bank to originate a loan at an interest rate that may or may not be fixed upon completion of various underwriting requirements. At December 31, 2012, the Bank had $8,171,000 in outstanding commitments to grant mortgage loans that are intended to be sold, the fair value of which was not material. At December 31, 2011, the Bank had $2,825,000 in outstanding commitments to grant mortgage loans that are intended to be sold, the fair value of which was not material.

Forward commitments to sell loans require the Bank to make delivery at a specific future date of a specified amount, at a specified price or yield. At December 31, 2012, such commitments amounted to $10,777,000, the fair value of which was not material. At December 31, 2011, such commitments amounted to $3,594,000, the fair value of which was not material.